Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables
8.	Trade and other receivables:

	2017	2016

Trade receivables (note 19(a))	$15,225,553	$9,804,920
Other receivables	260,759	31,819

	$15,486,312	$9,836,739